Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Sep. 30, 2016
Document Creation Date	dei_DocumentCreationDate	Aug. 03, 2017